MERRILL LYNCH RETIREMENT PLUS® VARIABLE ANNUITY

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

Supplement dated June 11, 2018

to the

Prospectus dated May 1, 2018

MERRILL LYNCH RETIREMENT PLUS® VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

Supplement dated June 11, 2018

to the

Prospectus dated May 1, 2008

Effective on or about June 30, 2018 (the “Liquidation Date”), due to the liquidation of its underlying portfolio listed below (the “Portfolio”), the BlackRock Global Opportunities V.I. Fund subaccount (the “Subaccount”) will be liquidated.

SUBACCOUNT NAME	PORTFOLIO NAME	SUBADVISOR
BlackRock Global Opportunities V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Advisors, LLC

Prior to the Liquidation Date, you may transfer any contract value allocated to the Subaccount to another subaccount. This transfer will not count against the number of free transfers permitted annually.

If you still have contract value allocated to the Subaccount on the Liquidation Date, shares of the Portfolio held for you in the Subaccount will be exchanged for shares of the BlackRock Government Money Market V.I. Fund (the “Money Market Portfolio”), of equal value on the Liquidation Date, and held in the BlackRock Government Money Market V.I. Fund subaccount (the “Money Market Subaccount”).

As of the start of business on the Liquidation Date, you may no longer use automated transfer features such as the Dollar Cost Averaging with the Subaccount for the Portfolio. If you are using an automated transfer features such as the Dollar Cost Averaging with the Subaccount for the Portfolio, you should contact us immediately to make alternate arrangements. If you have not made alternate arrangements by the Liquidation Date, any subsequent allocations to the Subaccount for the Portfolio will be directed to the Money Market Subaccount.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Retirement Plus® dated May 1, 2018

Merrill Lynch Retirement Plus® NY dated May 1, 2008